UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokomis Capital, L.L.C.
Address: 2305 Cedar Springs Road
         Suite 420
         Dallas, Texas  75201

13F File Number:  028-14850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Hendrickson
Title:     Managing Member
Phone:     972.590.4100

Signature, Place, and Date of Signing:

 /s/ Brett Hendrickson     Dallas, Texas/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $317,177 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305    11091  8339267 SH       SOLE                  8339267
ALLIANCE HEALTHCARE SRVCS IN   COM PAR $0.01    018606301     3004   386609 SH       SOLE                   386609
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     7203   811203 SH       SOLE                   811203
AOL INC                        COM              00184X105     7419   192743 SH       SOLE                   192743
AVG TECHNOLOGIES N V           SHS              N07831105     8654   621715 SH       SOLE                   621715
BELLATRIX EXPLORATION LTD      COM              078314101    10734  1667414 SH       SOLE                  1667414
CALAMP CORP                    COM              128126109     5233   477029 SH       SOLE                   477029
CARMIKE CINEMAS INC            COM              143436400     5429   299638 SH       SOLE                   299638
CROCS INC                      COM              227046109      908    61300 SH       SOLE                    61300
DIGITAL GENERATION INC         COM              25400B108     4712   733879 SH       SOLE                   733879
DORAL FINL CORP                COM NEW          25811P886     1533  2175740 SH       SOLE                  2175740
DSP GROUP INC                  COM              23332B106    11150  1381687 SH       SOLE                  1381687
ECHOSTAR CORP                  CL A             278768106     9865   253131 SH       SOLE                   253131
EPL OIL & GAS INC              COM              26883D108     2049    76415 SH       SOLE                    76415
EVOLUTION PETROLEUM CORP       COM              30049A107    15508  1527914 SH       SOLE                  1527914
EXTREME NETWORKS INC           COM              30226D106     9870  2928802 SH       SOLE                  2928802
HAWAIIAN TELCOM HOLDCO INC     COM              420031106    13962   605206 SH       SOLE                   605206
HOT TOPIC INC                  COM              441339108     9301   670108 SH       SOLE                   670108
HOUSTON AMERN ENERGY CORP      WARRANTS         44183U100        0  1886792 SH       SOLE                  1886792
KOHLS CORP                     COM              500255104     6356   137782 SH       SOLE                   137782
KULICKE & SOFFA INDS INC       COM              501242101     7148   618300 SH       SOLE                   618300
LTX-CREDENCE CORP              COM NEW          502403207    14389  2382250 SH       SOLE                  2382250
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     8911   235420 SH       SOLE                   235240
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     3711   221710 SH       SOLE                   221710
MAXLINEAR INC                  CL A             57776J100    11022  1777818 SH       SOLE                  1777818
MIDSTATES PETE CO INC          COM              59804T100     2996   350400 SH       SOLE                   350400
NEUTRAL TANDEM INC             COM              64128B108     6671  2040200 SH       SOLE                  2040200
PIONEER ENERGY SVCS CORP       COM              723664108    12883  1561572 SH       SOLE                  1561572
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109       51   171400 SH  PUT  SOLE                   171400
QUANTUM CORP                   COM DSSG         747906204     9868  7709716 SH       SOLE                  7709716
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101        7    22600 SH  PUT  SOLE                    22600
SANFILIPPO JOHN B & SON INC    COM              800422107     2623   131274 SH       SOLE                   131274
SPDR GOLD TRUST                GOLD SHS         78463V107     1367     8852 SH       SOLE                     8852
SPDR S&P 500 ETF TR            TR UNIT          78462F103      420   268400 SH  PUT  SOLE                   268400
TELENAV INC                    COM              879455103     4641   719511 SH       SOLE                   719511
TESSERA TECHNOLOGIES INC       COM              88164L100     2900   154675 SH       SOLE                   154675
TOWN SPORTS INTL HLDGS INC     COM              89214A102     2514   265711 SH       SOLE                   265711
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105    11782 11841455 SH       SOLE                 11841455
WINDSTREAM CORP                COM              97381W104    13975  1762336 SH       SOLE                  1762336
WPX ENERGY INC                 COM              98212B103     5364   334813 SH       SOLE                   334813
XEROX CORP                     COM              984121103    18956  2204138 SH       SOLE                  2204138
XO GROUP INC                   COM              983772104    12481  1248105 SH       SOLE                  1248105
XYRATEX LTD                    COM              G98268108    18516  1870318 SH       SOLE                  1870318
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